Segmented information	12 Months Ended
Dec. 31, 2018
Disclosure of geographical areas [abstract]
Disclosure of Segmented information [Text Block]
13	Segmented information

The Company operates in one business segment being the exploration and evaluation of mineral property interests. The Company’s non-current
assets geographically are as follows:

	2018	2017
Canada
Property and equipment	$83	$106
Reclamation deposit and other	12	12
	$95	$118
Other
Property and equipment	4	6
Mineral property interest	-	532
Long-term investments	199	151
	$203	$689

As at December 31, 2017, the Company’s mineral property interest was located in Peru. The property and equipment in the ‘other’ category are located in Mongolia. The long term investments are related to the Company’s investment in the Entrée/Oyu Tolgoi JV Property in Mongolia.